Income Taxes - Deferred Tax Valuation Allowance (Details) - Deferred tax valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in valuation allowance
Balance at beginning of year	$ 53,532	$ 45,743
Additions	12,100	7,789
Balance at end of year	$ 65,632	$ 53,532